Risk Management Activities - Market Risk - Foreign Currency - Narrative (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Currency risk
Disclosure of Financial Risk Management [line items]
Exposure to risk relating to financial instruments	$ 0	$ 0